Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Stock-based compensation expense	$ 7.1	$ 8.4	$ 9.4
Stock-based compensation expense, net of tax	4.4	5.2	5.7
Options
Assumptions used to estimate value of each option award
Expected volatility, minimum (as a percent)	49.20%	31.00%	31.70%
Expected volatility, maximum (as a percent)	50.30%	50.30%	34.30%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected life	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, minimum (as a percent)	0.78%	1.07%	1.77%
Risk-free interest rate, maximum (as a percent)	1.43%	2.65%	2.63%
Weighted-average grant-date fair value (in dollars per share)	$ 7.06	$ 4.31	$ 3.65
Forfeiture rate (as a percent)	11.28%
Stock Options
Total outstanding at the beginning of the period (in shares)	9,623,674
Granted to employees (in shares)	506,116
Exercised (in shares)	(380,625)
Forfeited (in shares)	(387,102)
Expired (in shares)	(393,750)
Total outstanding at the end of the period (in shares)	8,968,313	9,623,674
Total exercisable at the end of the period (in shares)	6,802,964
Weighted Average Exercise Price
Total outstanding at the beginning of the period (in dollars per share)	$ 10.24
Exercised (in dollars per share)	$ 10.00
Forfeited (in dollars per share)	$ 10.70
Expired (in dollars per share)	$ 10.00
Total outstanding at the end of the period (in dollars per share)	$ 10.49	$ 10.24
Total exercisable at the end of the period (in dollars per share)	$ 10.08
Weighted Average Remaining Contractual Term
Total outstanding at the end of the period	5 years 2 months 8 days
Total exercisable at the end of the period	4 years 1 month 2 days
Superperformance options granted to CEO
Stock-Based Compensation
Number of equal annual vesting installments	4
Vesting period	4 years
Assumptions used to estimate value of each option award
Forfeiture rate (as a percent)	0.00%
Stock Options
Granted to employees (in shares)	7,143	86,364
RSU
RSUs
Total outstanding at the beginning of the period (in shares)	683,785
Granted to employees (in shares)	72,413
Vested (in shares)	(266,818)
Forfeited (in shares)	(153,330)
Total outstanding at the end of the period (in shares)	335,780
Weighted Average Grant Date Fair Value
Total outstanding at the beginning of the period (in dollars per share)	$ 10.51
Granted to employees (in dollars per share)	$ 14.90
Vested (in dollars per share)	$ 10.44
Forfeited (in dollars per share)	$ 10.33
Total outstanding at the end of the period (in dollars per share)	$ 11.60
Holdings (as parent company)
Stock-Based Compensation
Number of shares of common stock available for issuance	15,595,000
Number of shares sold in connection with equity offerings	122,853	495,538	97,200
Purchase price of shares sold (in dollars per share)	$ 14.65	$ 11.00	$ 10.00
Weighted Average Grant Date Fair Value
Total unrecognized compensation costs related to non-vested stock options and restricted share units	11.2
Weighted-average period of recognition of stock-based compensation cost	2 years 6 months
Holdings (as parent company) | Options
Stock-Based Compensation
Number of shares of entity's common stock based on the fair market value of which maximum per-share exercise price is determined	1
Term	10 years
Period for which vested options will remain exercisable following termination of employment without cause	3 months
Period for which vested options will remain exercisable following termination of employment without cause in case of death, disability or retirement at normal retirement age	1 year
Stock Options
Granted to employees (in shares)	506,116	2,280,391	284,400
Weighted Average Exercise Price
Granted to employees (in dollars per share)	$ 14.67	$ 11.00	$ 10.00
Weighted Average Grant Date Fair Value
Stock-based compensation expense	$ 0.9		$ 0.5
Holdings (as parent company) | RSU
Stock-Based Compensation
Number of equal annual vesting installments	3
Weighted Average Remaining Contractual Term
Number of shares of common stock into which each award will be converted upon vesting	1
RSUs
Granted to employees (in shares)	72,143	350,454	735,000
Weighted Average Grant Date Fair Value
Granted to employees (in dollars per share)	$ 14.90	$ 11.00	$ 10.00